Debt and Derivatives - Schedule of Finance Lease Liability Maturity (Detail) $ in Thousands	Sep. 30, 2021 USD ($)
Debt And Derivatives [Abstract]
2021	$ 334
2022	1,278
2023	1,287
2024	1,290
2025	1,300
Thereafter	10,563
Total	$ 16,052